Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2017

Collection Period	31-May-17	30/360 Days	30	Collection Period Start	1-May-17
Distribution Date	15-Jun-17	Actual/360 Days	31	Collection Period End	31-May-17
				Prior Month Settlement Date	15-May-17
				Current Month Settlement Date	15-Jun-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,515,818,364.68	106,709,688.87	95,143,114.11	0.064405
Yield Supplement Overcollaterization		38,552,643.00	667,935.80	561,867.62
Total Adjusted Portfolio		1,477,265,721.68	106,041,753.07	94,581,246.49
Total Adjusted Securities		1,477,265,721.68	106,041,753.07	94,581,246.49	0.064025
Class A-1 Notes	0.21000%	346,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.52000%	465,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.84000%	465,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.31000%	142,170,000.00	46,946,031.39	35,485,524.81	0.249599
Certificates	0.00000%	59,095,721.68	59,095,721.68	59,095,721.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	0.00	0.00	-	-
Class A-4 Notes	11,460,506.58	51,249.42	80.6112863	0.3604798
Certificates	0.00	0.00	-	-
Total Securities	11,460,506.58	51,249.42

I. COLLECTIONS

Interest:
Interest Collections		316,469.97
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		316,469.97

Principal:
Principal Collections		11,541,253.30
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		11,541,253.30

Recoveries of Defaulted Receivables		121,868.51
Servicer Advances		0.00

Total Collections		11,979,591.78

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	23,146	106,041,753.07
Total Principal Payment		11,460,506.58
	21,907	94,581,246.49

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2017

III. DISTRIBUTIONS

Total Collections	11,979,591.78
Reserve Account Draw	0.00
Total Available for Distribution	11,979,591.78

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	88,924.74
Servicing Fee Paid	88,924.74
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00

Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	51,249.42

Class A-4 Notes Monthly Interest Paid	51,249.42
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2017

Total Note Monthly Interest
Total Note Monthly Interest Due		51,249.42
Total Note Monthly Interest Paid		51,249.42
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		11,839,417.62

4. Total Monthly Principal Paid on the Notes		11,460,506.58

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		11,460,506.58
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		378,911.04
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		378,911.04

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,693,164.30
Required Reserve Account Amount		3,693,164.30
Beginning Reserve Account Balance		3,693,164.30
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,693,164.30

Required Reserve Account Amount for Next Period		3,693,164.30

VI. POOL STATISTICS

Weighted Average Coupon		3.45%
Weighted Average Remaining Maturity		14.60

	Amount	Number
Principal on Defaulted Receivables	25,321.46	11
Principal Recoveries of Defaulted Receivables	121,868.51
Monthly Net Losses	(96,547.05)
Pool Balance at Beginning of Collection Period	106,709,688.87

Net Loss Ratio for Third Preceding Collection Period	-0.65%
Net Loss Ratio for Second Preceding Collection Period	-0.18%
Net Loss Ratio for Preceding Collection Period	-0.04%
Net Loss Ratio for Current Collection Period	-1.09%
Four-Month Average Net Loss Ratio	-0.49%

Cumulative Net Losses for all Periods	5,117,714.89

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2017

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	935,368.15	190	0.98%
61-90 Days Delinquent	251,565.25	48	0.26%
91-120 Days Delinquent	36,999.39	14	0.04%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	1,223,932.79	252	1.29%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.30%	0.31%
Delinquency Ratio for Second Preceding Collection Period	0.17%	0.22%
Delinquency Ratio for Preceding Collection Period	0.31%	0.32%
Delinquency Ratio for Current Collection Period	0.30%	0.28%
Four-Month Average Delinquency Ratio	0.27%	0.28%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO